Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Mar. 28, 2019	Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	SANUWAVE Health, Inc.
Entity Central Index Key	0001417663
Trading Symbol	snwv
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding (in shares)		160,322,580
Entity Public Float			$ 63,400,000
Document Type	POS AM
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	SANUWAVE Health, Inc. (the “Company”) previously filed a Registration Statement on Form S-1/A (File No. 333-213774) with the U.S. Securities and Exchange Commission (the “SEC”) on February 14, 2019 which was declared effective by the SEC on February 14, 2019 (the “Existing Registration Statement”). The Existing Registration Statement registered 61,128,147 shares of common stock of the Company. The shares consist of (i) 2,574,626 outstanding shares of Common Stock held by such selling stockholders, (ii) 55,540,587 shares of Common Stock issuable upon the exercise of certain warrants held by such selling stockholders, and (iii) 3,012,934 shares of Common Stock issuable upon exercise of certain warrants issued to the placement agents for the private placements described herein.This Registration Statement constitutes Post-Effective Amendment No. 1 to the Existing Registration Statement and is being filed to update the Existing Registration Statement by including, among other things, the Company’s audited financial statements for the years ended December 31, 2018 and 2017 pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended.